SCHEDULE OF UNAUDITED PROFORMA INFORMATION (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Sales	$ 19,842,795
Net loss	$ (724,174)
Ellwood Thompson [Member]
Business Acquisition [Line Items]
Sales		$ 77,762,430	$ 80,173,326
Net loss		$ (4,791,021)	$ (11,401,315)